UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
  (Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
777 E. Wisconsin Ave.
Milwaukee, WI  53202

 (Name and address of agent for service)

(414) 765-5346
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2016

Item 1. Reports to Stockholders.

Semi-Annual Report
May 31, 2016

Master Income ETF
Ticker: HIPS

Master Income ETF

Master Income ETF

LETTER TO SHAREHOLDERS

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Master Income ETF (the “Fund”), Ticker: HIPS. The information presented in this Report relates to the operations of HIPS for the six months ending May 31, 2016 (the “Period”).

As you may recall, the Fund seeks to track the performance, before fees and expenses, of the TFMS HIPS 300 Index (the “Index”). The TFMS HIPS 300 Index is constructed to capture 300 high income securities, typically with pass-through structures, across the following sectors: (i) closed-end funds (“CEFs”), (ii) mortgage real estate investment trusts (“REITs”), (iii) commercial equity REITs,

(iv) residential/diversified REITs, (v) asset management and business development companies (“BDCs”), and (vi) energy production and energy transportation & processing companies. Energy-related companies included in the Index are expected to primarily be structured as master limited partnerships (“MLPs”). CEFs included in the Index are limited to taxable, debt-based funds and may include CEFs that invest primarily in bank loans, high-yield securities (also known as “junk bonds”), foreign securities (including those in emerging markets), and mortgage- or asset-backed securities. One may not directly invest in an index.

For the Period, the largest positive contributor to return was Kinder Morgan (KMI US), adding 0.70% to the return of the Fund, gaining 20.21% with an average weighting of 2.60%. The second largest contributor to return was Ventas (VTR US), adding 0.65% to the return of the Fund, gaining 27.63% with an average weighting of 2.74%.  The third largest contributor to return was Digital Realty Trust (DLR US), adding 0.52% to the return of the Fund, gaining 35.35% with an average weighting of 1.70%.

For the Period, the largest negative contributor to return was Blackstone Group (BX US), detracting 0.52% from the return of the Fund, declining 13.33% with an average weighting of 3.82%. The security contributing second-most negatively was Conoco Phillips (COP US), detracting 0.38% from the return of the Fund, and declining 5.32% with an average weighting of 4.22%. The third largest negative contributor to return was KKR (KKR US), detracting 0.33% from the return of the Fund, and declining 18.15% with an average weight of 1.49%.

For the Period, the best performing security in the Fund was Rose Rock Midstream (RRMS US) gaining 91.22% and contributing 0.02% to the return of the Fund. The second-best performing security for the Period was Targa Resources (TRGP US), gaining 70.03% and contributing 0.37% to the return of the Fund. The third-best performing security was Enable Midstream Partners (ENBL US), gaining 65.66% for the Period and contributing 0.03% to the return of the Fund.

Master Income ETF

For the Period, the worst performing security in the Fund was Calumet Specialty Products (CLMT US), declining 82.08% and reducing the return of the Fund by 0.16%. The second-worst performing security in the Fund was United Development Funding (UDF US), declining 81.56% and reducing the return of the Fund by 0.11%. The third-worst performing security in the Fund was Vanguard Natural Resources (VNR US), declining 73.62% and reducing the return of the Fund by 0.06%.

We appreciate your investment in the Master Income ETF.

Sincerely,

Garrett Stevens, Chief Executive Officer
Exchange Traded Concepts, LLC, Adviser to the Fund

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance is no guarantee of future results.

Must be preceded or accompanied by a current prospectus.

Investing involves risk; Principal loss is possible. Investments in debt securities typically decrease when interest rates rise. This risk is usually greater for longer term debt securities. Investments in lower rated and non-rated securities present a greater risk of loss to principal and interest than higher rated securities. Investments in foreign securities involves greater volatility and political, economic, and currency risks and differences in accounting methods. Investments in smaller companies involve additional risks, such as limited liquidity and greater volatility. MLPs are subject to certain risks inherent in the structure of MLPs, including complex tax structure risks, limited ability for election or removal of management, limited voting rights, potential dependence on parent companies or sponsors for revenues to satisfy obligations, and potential conflicts of interest between partners, members and affiliates. Investments in asset-backed and mortgage-backed securities include additional risks including credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. A REIT’s share price may decline because of adverse developments affecting the real estate industry. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

Exchange Traded Concepts, LLC serves as the investment adviser to the Master Income ETF. The Fund is distributed by Quasar Distributors, LLC, which is not affiliated with Exchange Traded Concepts, LLC or any of its affiliates.

Master Income ETF

PORTFOLIO ALLOCATION
As of May 31, 2016 (Unaudited)

Percentage of
Sector	Net Assets
Real Estate and Rental and Leasing	27.3%
Finance and Insurance	25.9
Closed-End Funds	17.3
Transportation and Warehousing	11.7
Mining, Quarrying, and Oil and Gas Extraction	6.6
Utilities	5.1
Manufacturing	1.9
Accommodation and Food Services	1.5
Wholesale Trade	0.9
Administrative and Support and Waste Management
and Remediation Services	0.5
Professional, Scientific, and Technical Services	0.4
Information	0.3
Short-Term Investments	0.3
Retail Trade	0.3
Liabilities in Excess of Other Assets	0.0 +
Total	100.0%

+	Represents less than 0.05% of net assets.

Master Income ETF

SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)

Shares	Security Description	Value

	COMMON STOCKS – 38.5%

	Finance and Insurance – 12.8%
960	AllianceBernstein Holding LP	$22,570
51,826	Apollo Global Management LLC	29,983
855	Ares Management LP	12,056
394	Artisan Partners Asset Management, Inc.	12,876
6,441	Blackstone Group LP	168,690
183	Calamos Asset Management, Inc.	1,407
855	Carlyle Group LP	13,731
204	Cohen & Steers, Inc.	7,872
1,222	Eaton Vance Corporation	44,432
326	Ellington Financial LLC	5,620
1,004	Federated Investors, Inc.	32,449
2,109	Fortress Investment Group LLC	10,650
4,394	Invesco, Ltd.	137,972
4,803	KKR & Company LP	64,889
817	Oaktree Capital Group LLC	37,435
1,506	Och-Ziff Capital Management Group LLC	6,069
868	Waddell & Reed Financial, Inc.	18,549
86	Westwood Holdings Group, Inc.	4,930
		632,180

	Manufacturing – 1.7%
57	Alon USA Partners LP	539
101	BP Prudhoe Bay Royalty Trust	1,409
282	Calumet Specialty Products Partners LP	1,235
90	CARBO Ceramics, Inc.	1,110
247	CVR Refining LP	2,510
3,823	Marathon Oil Corporation	49,966
758	Murphy Oil Corporation	23,429
283	Northern Tier Energy LP	6,028
		86,226

	Mining, Quarrying, and Oil and Gas Extraction – 6.6%
44	Alliance Holdings GP LP	714
202	Alliance Resource Partners LP	2,959
5,914	ConocoPhillips	258,974
215	EnLink Midstream LLC	3,369
537	EnLink Midstream Partners LP	8,452

The accompanying notes are an integral part of these financial statements.

Master Income ETF

SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Mining, Quarrying, and Oil and Gas Extraction (Continued)
1,161	Noble Corporation PLC	$9,683
82	Rose Rock Midstream LP	2,116
274	Seadrill Partners LLC	1,384
472	Vanguard Natural Resources LLC	684
1,157	Williams Partners LP	36,932
		325,267

	Real Estate and Rental and Leasing – 0.6%
245	Arlington Asset Investment Corporation	3,259
1,989	NorthStar Asset Management Group, Inc.	24,882
		28,141

	Retail Trade – 0.3%
249	Crestwood Equity Partners LP	5,373
130	Global Partners LP	1,728
175	Sunoco LP	5,805
		12,906

	Transportation and Warehousing – 10.5%
631	Buckeye Partners LP	45,381
198	Cone Midstream Partners LP	3,069
433	DCP Midstream Partners LP	14,518
242	Enable Midstream Partners LP	3,519
1,415	Enbridge Energy Partners LP	30,762
2,133	Energy Transfer Partners LP	77,343
195	GasLog, Ltd.	2,428
443	Genesis Energy LP	16,688
411	Golar LNG, Ltd.	7,151
292	Golar LNG Partners LP	4,967
177	Holly Energy Partners LP	5,869
311	NuStar Energy LP	15,292
159	NuStar GP Holdings LLC	3,980
1,297	ONEOK Partners LP	49,221
1,814	Plains All American Pipeline LP	41,958
1,194	Plains GP Holdings LP	11,212
199	SemGroup Corporation	6,326
295	Ship Finance International Limited	4,729
284	Summit Midstream Partners LP	5,947

The accompanying notes are an integral part of these financial statements.

Master Income ETF

SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Transportation and Warehousing (Continued)
934	Sunoco Logistics Partners LP	$25,638
793	Targa Resources Corporation	33,964
235	TC PipeLines LP	12,979
216	Teekay Corporation	2,272
260	Teekay LNG Partners LP	3,632
350	Teekay Offshore Partners LP	2,209
232	Tidewater, Inc.	1,005
145	Transocean Partners LLC	1,621
401	Western Gas Partners LP	19,982
3,076	Williams Companies, Inc.	68,164
		521,826

	Utilities – 5.1%
337	Enbridge Energy Management LLC (a)	7,372
3,592	Energy Transfer Equity LP	45,403
8,673	Kinder Morgan, Inc.	156,807
1,014	ONEOK, Inc.	43,856
		253,438

	Wholesale Trade – 0.9%
1,212	Cheniere Energy Partners LP	35,038
235	Foresight Energy LP	397
144	Martin Midstream Partners LP	3,187
332	NGL Energy Partners LP	4,987
		43,609
	TOTAL COMMON STOCKS (Cost $2,071,173)	1,903,593

	CLOSED-END FUNDS – 17.3%
2,832	Aberdeen Asia-Pacific Income Fund, Inc.	13,735
252	Advent Claymore Convertible Securities
	and Income Fund	3,505
344	Advent Claymore Convertible Securities
	and Income Fund II	1,930
924	AllianceBernstein Global High Income Fund, Inc.	11,190
947	AllianzGI Convertible & Income Fund	5,654
791	AllianzGI Convertible & Income Fund II	4,176
2,484	Apollo Investment Corporation	12,991
167	Apollo Senior Floating Rate Fund, Inc.	2,705

The accompanying notes are an integral part of these financial statements.

Master Income ETF

SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited) (Continued)

Shares	Security Description	Value

	CLOSED-END FUNDS (Continued)
156	Apollo Tactical Income Fund, Inc.	$2,225
3,217	Ares Capital Corporation	47,739
251	Ares Dynamic Credit Allocation Fund, Inc.	3,494
213	Babson Capital Global Short Duration High Yield Fund	3,732
766	BlackRock Capital Investment Corporation	5,914
574	BlackRock Core Bond Trust	7,715
1,350	BlackRock Corporate High Yield Fund, Inc.	13,865
1,138	BlackRock Credit Allocation Income Trust	14,544
2,002	BlackRock Debt Strategies Fund, Inc.	7,107
400	BlackRock Floating Rate Income Strategies Fund, Inc.	5,348
252	BlackRock Floating Rate Income Trust	3,319
507	BlackRock Income Trust, Inc.	3,296
397	BlackRock Limited Duration Income Trust	6,038
409	BlackRock Multi-Sector Income Trust	6,757
609	BlackRock Taxable Municipal Bond Trust	14,080
160	Blackstone/GSO Senior Floating Rate Term Fund	2,515
474	Blackstone/GSO Strategic Credit Fund	6,792
293	Brookfield Mortgage Opportunity Income, Inc.	4,292
148	Brookfield Total Return Fund, Inc.	3,312
768	Calamos Convertible & High Income Fund	7,949
802	Calamos Convertible Opportunities & Income Fund	7,771
480	Calamos Global Dynamic Income Fund	3,384
165	Capital Finance Corporation	2,218
553	Clough Global Opportunities Fund	5,198
308	Cohen & Steers Limited Duration
	Preferred & Income Fund, Inc.	7,293
127	Cohen & Steers Select Preferred & Income Fund, Inc.	3,363
1,063	Credit Suisse High Yield Bond Fund	2,541
163	Deutsche High Income Opportunity Fund, Inc.	2,217
1,087	DoubleLine Income Solutions Fund	19,631
157	DoubleLine Opportunistic Credit Fund	3,912
892	Dreyfus High Yield Strategies Fund	2,890
424	Eaton Vance Floating-Rate Income Trust	5,749
1,260	Eaton Vance Limited Duration Income Fund	16,695
392	Eaton Vance Senior Floating-Rate Trust	5,151
404	Eaton Vance Senior Income Trust	2,412
192	Eaton Vance Short Duration Diversified Income Fund	2,590
171	Fidus Investment Corporation	2,582

The accompanying notes are an integral part of these financial statements.

Master Income ETF

SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited) (Continued)

Shares	Security Description	Value

	CLOSED-END FUNDS (Continued)
1,550	Fifth Street Finance Corporation	$7,642
280	Fifth Street Senior Floating Rate Corporation	2,195
447	First Trust High Income Long/Short Fund	6,629
648	First Trust Intermediate Duration
	Preferred & Income Fund	14,891
307	First Trust Senior Floating Rate Income Fund II	4,006
205	Flaherty & Crumrine Dynamic
	Preferred & Income Fund, Inc.	4,914
468	Flaherty & Crumrine Preferred
	Securities Income Fund, Inc.	9,706
106	Flaherty & Crumrine Total Return Fund, Inc.	2,221
285	Franklin Limited Duration Income Trust	3,303
2,513	FS Investment Corporation	22,240
319	Gladstone Investment Corporation	2,239
577	Golub Capital BDC, Inc.	10,011
186	Guggenheim Build America Bonds
	Managed Duration Trust	4,144
190	Guggenheim Strategic Opportunities Fund	3,346
750	Hercules Capital, Inc.	9,203
785	Invesco Dynamic Credit Opportunities Fund	8,627
1,917	Invesco Senior Income Trust	7,936
179	Ivy High Income Opportunities Fund	2,395
277	John Hancock Preferred Income Fund	6,202
227	John Hancock Preferred Income Fund II	4,987
335	John Hancock Preferred Income Fund III	6,455
530	John Hancock Premium Dividend Fund	8,432
164	KKR Income Opportunities Fund	2,462
225	Legg Mason BW Global Income
	Opportunities Fund, Inc.	2,732
191	LMP Capital & Income Fund, Inc.	2,435
496	Main Street Capital Corporation	15,951
583	Medley Capital Corporation	3,790
578	MFS Charter Income Trust	4,826
1,272	MFS Intermediate Income Trust	5,819
835	MFS Multimarket Income Trust	4,927
190	Morgan Stanley Emerging Markets Debt Fund, Inc.	1,720
745	Morgan Stanley Emerging Markets
	Domestic Debt Fund, Inc.	5,543

The accompanying notes are an integral part of these financial statements.

Master Income ETF

SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited) (Continued)

Shares	Security Description	Value

	CLOSED-END FUNDS (Continued)
208	Neuberger Berman High Yield Strategies Fund, Inc.	$2,246
207	New American High Income Fund, Inc.	1,830
623	New Mountain Finance Corporation	7,837
285	Nuveen Build America Bond Fund	6,310
1,451	Nuveen Credit Strategies Income Fund	11,833
212	Nuveen Diversified Dividend & Income Fund	2,353
587	Nuveen Floating Rate Income Fund	6,140
412	Nuveen Floating Rate Income Opportunity Fund	4,310
171	Nuveen Mortgage Opportunity Term Fund	3,918
243	Nuveen Preferred & Income Term Fund	5,706
1,042	Nuveen Preferred Income Opportunities Fund	10,347
1,311	Nuveen Preferred Securities Income Fund	12,009
412	Nuveen Senior Income Fund	2,493
281	PennantPark Floating Rate Capital, Ltd.	3,375
755	PennantPark Investment Corporation	4,900
758	PIMCO Corporate & Income Opportunity Fund	10,802
406	PIMCO Corporate & Income Strategy Fund	6,017
1,467	PIMCO Dynamic Credit Income Fund	27,212
487	PIMCO Dynamic Income Fund	13,237
113	PIMCO Global StocksPLUS & Income Fund	2,140
1,316	PIMCO High Income Fund	12,476
160	PIMCO Income Opportunity Fund	3,587
271	PIMCO Income Strategy Fund	2,756
631	PIMCO Income Strategy Fund II	5,717
442	PIMCO Strategic Income Fund, Inc.	4,168
285	Pioneer Floating Rate Trust	3,183
331	Pioneer High Income Trust	3,254
3,617	Prospect Capital Corporation	27,163
434	Prudential Global Short Duration High Yield Fund, Inc.	6,445
357	Prudential Short Duration High Yield Fund, Inc.	5,562
605	Putnam Master Intermediate Income Trust	2,662
1,128	Putnam Premier Income Trust	5,324
374	Solar Capital Limited	6,885
170	Stone Harbor Emerging Markets Income Fund	2,324
512	TCP Capital Corporation	7,485
514	Templeton Emerging Markets Income Fund	5,346
1,553	Templeton Global Income Fund	9,924
328	THL Credit, Inc.	3,605

The accompanying notes are an integral part of these financial statements.

Master Income ETF

SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited) (Continued)

Shares	Security Description	Value

	CLOSED-END FUNDS (Continued)
543	TICC Capital Corporation	$3,046
309	TPG Specialty Lending, Inc.	5,068
341	Triangle Capital Corporation	6,360
1,578	Voya Prime Rate Trust	8,048
759	Wells Fargo Advantage Income Opportunities Fund	5,920
449	Wells Fargo Advantage Multi-Sector Income Fund	5,509
331	Western Asset Emerging Markets Debt Fund, Inc.	4,882
306	Western Asset Emerging Markets Income Fund, Inc.	3,201
161	Western Asset Global Corporate
	Defined Opportunity Fund, Inc.	2,768
332	Western Asset Global High Income Fund, Inc.	3,161
954	Western Asset High Income Opportunity Fund II, Inc.	6,506
886	Western Asset High Income Opportunity Fund, Inc.	4,297
186	Western Asset High Yield Defined
	Opportunity Fund, Inc.	2,736
161	Western Asset Investment Grade Defined
	Opportunity Trust, Inc.	3,429
501	Western Asset Managed High Income Fund, Inc.	2,325
	TOTAL CLOSED-END FUNDS (Cost $913,359)	853,582

	REAL ESTATE INVESTMENT TRUSTS – 43.9%

	Accommodation and Food Services – 1.5%
4,957	Host Hotels & Resorts, Inc.	76,338

	Administrative and Support and Waste Management
	and Remediation Services – 0.5%
768	Corrections Corporation of America	25,805

	Finance and Insurance – 13.1%
363	AG Mortgage Investment Trust, Inc.	5,086
3,708	American Capital Agency Corporation	70,043
532	American Capital Mortgage Investment Corporation	8,422
1,075	Anworth Mortgage Asset Corporation	4,977
659	Apollo Commercial Real Estate Finance, Inc.	10,682
341	Apollo Residential Mortgage, Inc.	4,590
426	ARMOUR Residential REIT, Inc.	8,264
387	Chesapeake Lodging Trust	9,226

The accompanying notes are an integral part of these financial statements.

Master Income ETF

SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited) (Continued)

Shares	Security Description	Value

	REAL ESTATE INVESTMENT TRUSTS (Continued)

	Finance and Insurance (Continued)
2,002	Chimera Investment Corporation	$30,010
1,197	Colony Capital, Inc.	21,929
1,641	CYS Investments, Inc.	13,407
1,032	Hatteras Financial Corporation	16,605
316	Independence Realty Trust, Inc.	2,465
1,197	Invesco Mortgage Capital, Inc.	17,213
238	LTC Properties, Inc.	11,096
4,187	MFA Financial, Inc.	30,188
228	National Health Investors, Inc.	15,921
564	New Senior Investment Group, Inc.	5,849
1,212	New York Mortgage Trust, Inc.	7,211
1,983	NorthStar Realty Financial Corporation	26,771
1,130	Omega Healthcare Investors, Inc.	36,070
465	Pebblebrook Hotel Trust	11,727
820	RLJ Lodging Trust	16,802
666	Select Income REIT	16,404
5,082	Spirit Realty Capital, Inc.	58,189
2,522	Starwood Property Trust, Inc.	52,004
1,614	STORE Capital Corporation	41,205
724	Washington Real Estate Investment Trust	21,452
481	Western Asset Mortgage Capital Corporation	4,459
1,058	WP Carey, Inc.	67,828
		646,095

	Information – 0.3%
335	Ryman Hospitality Properties, Inc.	16,435

	Manufacturing – 0.2%
269	Potlatch Corporation	9,194

	Professional, Scientific, and Technical Services – 0.4%
917	Outfront Media, Inc.	20,394

	Real Estate and Rental and Leasing – 26.7%
10,074	Annaly Capital Management, Inc.	106,583
480	Armada Hoffler Properties, Inc.	5,808
1,017	Blackstone Mortgage Trust, Inc.	28,669
1,136	Brandywine Realty Trust	17,937

The accompanying notes are an integral part of these financial statements.

Master Income ETF

SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited) (Continued)

Shares	Security Description	Value

	REAL ESTATE INVESTMENT TRUSTS (Continued)

	Real Estate and Rental and Leasing (Continued)
996	Capstead Mortgage Corporation	$9,621
997	CBL & Associates Properties, Inc.	9,591
859	Columbia Property Trust, Inc.	17,713
631	Corporate Office Properties Trust	17,056
1,331	Diamondrock Hospitality Company	11,899
978	Digital Realty Trust, Inc.	93,350
463	DuPont Fabros Technology, Inc.	19,590
393	EPR Properties	28,013
613	First Potomac Realty Trust	5,486
708	Franklin Street Properties Corporation	8,078
1,205	Gaming & Leisure Properties, Inc.	39,657
481	GEO Group, Inc.	15,998
233	Gladstone Commercial Corporation	3,875
474	Government Properties Income Trust	9,290
3,081	HCP, Inc.	101,272
303	Hersha Hospitality Trust	5,369
1,049	Hospitality Properties Trust	26,854
1,307	Investors Real Estate Trust	8,130
736	LaSalle Hotel Properties	17,009
2,246	Lexington Realty Trust	21,225
1,557	Liberty Property Trust	58,107
1,582	Medical Properties Trust, Inc.	23,255
912	National Retail Properties, Inc.	41,341
2,451	New Residential Investment Corporation	33,285
149	One Liberty Properties, Inc.	3,376
563	Parkway Properties, Inc.	9,824
807	PennyMac Mortgage Investment Trust	12,420
882	Piedmont Office Realty Trust, Inc.	17,684
866	RAIT Financial Trust	2,875
530	Ramco-Gershenson Properties Trust	9,545
828	Rayonier, Inc.	21,470
738	Redwood Trust, Inc.	10,517
361	Resource Capital Corporation	4,596
1,575	Retail Properties of America, Inc.	24,964
251	Rouse Properties, Inc.	4,581
431	Sabra Health Care REIT, Inc.	9,025

The accompanying notes are an integral part of these financial statements.

Master Income ETF

SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited) (Continued)

Shares	Security Description	Value

	REAL ESTATE INVESTMENT TRUSTS (Continued)

	Real Estate and Rental and Leasing (Continued)
1,555	Senior Housing Properties Trust	$29,047
495	STAG Industrial, Inc.	10,568
3,857	Two Harbors Investment Corporation	32,707
321	UMH Properties, Inc.	3,191
354	United Development Funding IV#^	850
2,226	Ventas, Inc.	147,651
2,359	Welltower, Inc.	162,560
284	Whitestone REIT	3,885
1,217	WP Glimcher, Inc.	12,438
		1,317,835

	Transportation and Warehousing – 1.2%
1,608	Iron Mountain, Inc.	59,078
	TOTAL REAL ESTATE INVESTMENT TRUSTS
	(Cost $2,299,394)	2,171,174

	SHORT-TERM INVESTMENTS – 0.3%
15,997	Short Term Investment Trust Liquid
	Assets Portfolio – Institutional Class – 0.44%*	15,997
	TOTAL SHORT-TERM INVESTMENTS (Cost $15,997)	15,997
	Total Investments – 100.0% (Cost $5,299,923)	4,944,346
	Liabilities in Excess of Other Assets – 0.0%†	(667)
	NET ASSETS – 100.0%	$4,943,679

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
#	Illiquid Security. At May 31,2016 the value of these securities totaled $850.
^	Security is fair valued under supervision of the Board of Trustees and categorized as a Level 3 Security.
*	Rate shown is the annualized seven-day yield as of May 31, 2016.
†	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Master Income ETF

STATEMENT OF ASSETS AND LIABILITIES
At May 31, 2016 (Unaudited)

ASSETS
Investments in securities, at value (Cost $5,299,923)	$4,944,346
Dividends and interest receivable	7,787
Cash	72
Total assets	4,952,205

LIABILITIES
Investment securities purchased	5,410
Management fees payable	3,116
Total liabilities	8,526

NET ASSETS	$4,943,679

Net assets consist of:
Paid-in capital	$5,798,411
Undistributed (accumulated) net investment income (loss)	(68,345)
Accumulated net realized gain (loss) on investments	(430,810)
Net unrealized appreciation (depreciation) on investments	(355,577)
Net assets	$4,943,679

Net asset value:
Net assets	$4,943,679
Shares outstanding^	300,000
Net asset value, offering and redemption price per share	$16.48

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Master Income ETF

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2016 (Unaudited)

INCOME
Dividends	$142,870
Interest	58
Total investment income	142,928

EXPENSES
Management fees	17,332
Tax expense	441
Total expenses	17,773
Net investment income (loss)	125,155

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(362,069)
Change in unrealized appreciation (depreciation) on investments	411,929
Net realized and unrealized gain (loss) on investments	49,860
Net increase (decrease) in net assets
resulting from operations	$175,015

The accompanying notes are an integral part of these financial statements.

Master Income ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Period Ended
	May 31, 2016	November 30,
	(Unaudited)	2015*
OPERATIONS
Net investment income (loss)	$125,155	$143,311
Net realized gain (loss) on investments	(362,069)	(76,421)
Change in unrealized appreciation
(depreciation) on investments	411,929	(767,506)
Net increase (decrease) in net assets
resulting from operations	175,015	(700,616)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(193,500)	(135,631)
From tax return of capital to shareholders	—	(122,369)
Total distributions to shareholders	(193,500)	(258,000)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	—	5,920,780
Payments for shares redeemed	—	—
Net increase (decrease) in net
assets derived from capital
share transactions (a)	—	5,920,780
Net increase (decrease) in net assets	$(18,485)	$4,962,164

NET ASSETS
Beginning of period	4,962,164	—
End of period	$4,943,679	$4,962,164
Undistributed (accumulated) net
investment income (loss)	$(68,345)	$—

(a)	A summary of capital share transactions is as follows:

	Six Months Ended	Period Ended
	May 31, 2016	November 30,
	(Unaudited)	2015*
	Shares	Shares
Subscriptions	—	300,000
Redemptions	—	—
Net increase (decrease)	—	300,000

*	Fund commenced operations on January 6, 2015. The information presented is for the period from January 6, 2015 to November 30, 2015.

The accompanying notes are an integral part of these financial statements.

Master Income ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Six Months Ended		Period Ended
	May 31, 2016		November 30,
	(Unaudited)		2015(1)
Net asset value, beginning of period	$16.54		$20.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.42		0.63
Net realized and unrealized
gain (loss) on investments	0.17		(3.01)
Total from investment operations	0.59		(2.38)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.65)		(0.59)
Tax return of capital to shareholders	—		(0.49)
Total distributions	(0.64)		(1.08)

Net asset value, end of period	$16.48		$16.54

Total return	3.94	(3)	(12.39	)(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000's)	$4,944		$4,962

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.77	%(4)	0.75	%(4)
Ratio of expenses excluding tax expense
to average net assets	0.75	%(4)	0.75	%(4)
Net investment income (loss)
to average net assets	5.42	%(4)	3.72	%(4)
Net investment income (loss) excluding
tax expense to average net assets	5.44	%(4)	3.72	%(4)

Portfolio turnover rate(5)	33	%(3)	23	%(3)

(1)	Commencement of operations on January 6, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Master Income ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2016 (Unaudited)

NOTE 1 – ORGANIZATION

Master Income ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS”) (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek investment results that, before fees and expenses, track the TFMS HIPS 300 Index (the “Index”). The Fund commenced operations on January 6, 2015.

Shares of the Fund are listed and traded on NYSE Arca, Inc. Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $750. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. There were no variable fees received for the period. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance for the Financial Accounting Standards

Master Income ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2016 (Unaudited) (Continued)

Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, exchange traded funds, exchange traded notes, real estate investment trusts and securities sold short that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in other mutual funds, including money market funds, are valued at their net asset value per share.

Short-Term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of the shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Master Income ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2016 (Unaudited) (Continued)

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2016:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,903,593	$—	$—	$1,903,593
Closed-End Funds	853,582	—	—	853,582
Real Estate
Investment Trusts	2,170,324	—	850	2,171,174
Short-Term Investments	15,997	—	—	15,997
Total Investments
in Securities	$4,943,496	$—	$850	$4,944,346

^	See Schedule of Investments for breakout of investments by sector classification.

Master Income ETF
NOTES TO FINANCIAL STATEMENTS
May 31, 2016 (Unaudited) (Continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used to determine fair value:

Common Stocks
Balance as of November 30, 2015	$—
Net realized gain (loss)	—
Change in net unrealized
appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers into Level 3	850
Transfers out of Level 3	—
Balance as of May 31, 2016	850
Net change unrealized
appreciation (depreciation) on
securities held at May 31, 2016	—

Transfers between levels are recognized at the end of the reporting period. During the six months ended May 31, 2016, the Fund recognized transfers from Level 1 to Level 3 and no other transfer to or from Levels.

B.
Federal Income Taxes. The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required.

The Fund has analyzed its tax position as of its fiscal year ended November 30, 2015 and has concluded it did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended November 30, 2015, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2015, the Fund did not incur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have

Master Income ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2016 (Unaudited) (Continued)

been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investments in master limited partnerships (“MLPs”) generally are comprised of ordinary income and return of capital from the MLPs. The Fund allocates distributions between investment income and return of capital based on estimates. Such estimates are based on information provided by each MLP and other industry sources. These estimates may subsequently be revised based on actual allocations received from MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund.

Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. The Fund must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income for the Fund are declared and paid on a monthly basis and distributions from net realized gains on securities are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for creation units of the Fund is equal to the Fund’s net asset value per share.

Master Income ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2016 (Unaudited) (Continued)

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to May 31, 2016, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Penserra Capital Management, LLC (the “Sub Advisor”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate.  The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.75% at an annual rate based on the Fund’s average daily net assets.

For the period ended May 31, 2016, the Fund paid Penserra Securities LLC, an affiliate of the Sub-Adviser, $1,506 for brokerage commissions.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance

Master Income ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2016 (Unaudited) (Continued)

monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s custodian, transfer agent and accountants. USBFS also serves as the transfer agent and fund accountant to the Fund.  U.S. Bank N.A. (the “Custodian”), an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the six months ended May 31, 2016, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $1,605,663 and $1,520,801 respectively.

During the six months ended May 31, 2016, there were no purchases or sales of U.S. Government securities.

During the six months ended May 31, 2016, there were no in-kind transactions associated with creations or redemptions.

NOTE 5 – INCOME TAX INFORMATION

The cost basis of investments for federal income tax purposes as of May 31, 2016 was as follows:

Tax cost of investments	$5,308,321
Gross tax unrealized appreciation	201,243
Gross tax unrealized depreciation	(565,218)
Net tax unrealized (depreciation)	$(363,975)

The amount and character of tax-basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined for the semi-annual period ended May 31, 2016.

Master Income ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2016 (Unaudited) (Continued)

As of November 30, 2015, the components of accumulated earnings (losses) for income tax purposes were as follows:

Net unrealized appreciation (depreciation)	$(775,904)
Undistributed ordinary Income	—
Undistributed long term capital gains	—
Total distributed earnings	—
Other accumulated gains (losses)	(60,343)
Total accumulated gains (losses)	$(836,247)

The difference between book and tax-basis cost is attributable to the deferral of losses on wash sales and basis adjustments on partnerships for tax purposes.

For the period ended November 30, 2015 the Fund had a short term capital loss carryforward of $60,343. This amount does not have an expiration date.

The tax character of distributions paid by the Fund during the periods ended

May 31, 2016 and November 30, 2015 were as follows:

	May 31, 2016	November 30, 2015
Ordinary Income	$193,500	$135,631
Return of Capital	—	122,369
Total Distributions Paid	$193,500	$258,000

Master Income ETF

EXPENSE EXAMPLE
For the Six Months Ended May 31, 2016 (Unaudited)

As a shareholder of Master Income ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2015 – May 31, 2016).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

Master Income ETF

EXPENSE EXAMPLE
For the Six Months Ended May 31, 2016 (Unaudited) (Continued)

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	December 1, 2015	May 31, 2016	During the Period(1)
Actual(2)	$1,000.00	$1,039.40	$3.93
Hypothetical (5% annual	$1,000.00	$1,025.00	$3.90
return before expenses)(3)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized six month period expense ratio, 0.77%, multiplied by the average account value during the period, multiplied by the number of days in the most recent six month period, 183 days, and divided by the number of days in the most recent twelve month period, 366 days.

(2)	Excluding tax expenses, your actual cost of investing in the Fund would be $3.82 and the Fund’s annualized expense ratio would be 0.75%.

(3)	Excluding tax expenses, your hypothetical cost of investing in the Fund would be $3.80 and the Fund’s annualized expense ratio would be 0.75%.

Master Income ETF

INFORMATION ABOUT THE PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.masterincomeetf.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.masterincomeetf.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE FUND’S TRUSTEES
(Unaudited)

The Statement of Additional Information includes additional information about the Trustees and is available without charge, upon request, by calling toll free at (800) 617-0004, or by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.masterincomeetf.com.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.masterincomeetf.com.

Master Income ETF

PRIVACY POLICY
(Unaudited)

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and

•	Information about your transactions with us or others.

The Fund does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Fund may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. The Fund will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. The Fund maintains physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentially.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by those entities with unaffiliated third parties.

Adviser
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, Oklahoma  73120

Sub-Adviser
Penserra Capital Management
4 Orinda Way, 100-A
Orinda, California  94563

Index Provider
Trust & Fiduciary Management Services, Inc.
50 Federal Street
Boston, Massachusetts  02110

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin  53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio  44115

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC  20004

Master Income ETF
Symbol – HIPS
CUSIP – 26922A867

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title  /s/ Paul R. Fearday
           Paul R. Fearday, President (principal executive officer)

Date   July 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Paul R. Fearday
           Paul R. Fearday, President (principal executive officer)
Date  July 28, 2016

By (Signature and Title)* /s/ Kristen M. Weitzel
  Kristen M. Weitzel, Treasurer (principal financial officer)

Date   July 28, 2016